ETFMG Sit Ultra Short ETF
Schedule of Investments
June 30, 2020 (Unaudited)

	Principal Amount	Value
ASSET BACKED SECURITIES - 5.0%
Air Canada 2013-1 Class B Pass Through Trust
Series 2013-1, 5.375%, 11/15/2022 (a)	1,001,271	$903,148
Carvana Auto Receivables Trust
Series 2019-2, 2.580%, 03/15/2023 (a)	3,480,000	3,514,209
Continental Airlines Class A Pass Through Trust
Series 2010-1, 4.750%, 01/12/2021	499,350	492,381
TOTAL ASSET BACKED SECURITIES (Cost $5,028,187)		4,909,738

CORPORATE BONDS - 92.8%
Aerospace & Defense - 1.0%
Textron, Inc.
0.998% (3 Month LIBOR + 0.550%) 11/10/2020 (b)	1,000,000	997,032
Aerospace Product and Parts Manufacturing - 1.0%
BAE Systems Holdings, Inc.
2.850%, 12/15/2020 (a)	1,000,000	1,006,628
Airlines - 0.5%
United Airlines 2014-2 Class B Pass Through Trust
4.625%, 03/03/2024	580,877	512,687
Automotive - 5.5%
American Honda Finance Corp.
0.836% (3 Month LIBOR + 0.280%) 11/02/2020 (b)	1,000,000	1,000,644
BMW US Capital LLC
0.934% (3 Month LIBOR + 0.500%) 08/13/2021 (a)(b)	160,000	159,198
2.013% (3 Month LIBOR + 0.640%) 04/06/2022 (a)(b)	1,290,000	1,276,669
Hyundai Capital America
2.850%, 11/01/2022 (a)	3,000,000	3,063,504
		5,500,015
Automotive Equipment Rental and Leasing - 2.3%
General Motors Financial Co, Inc.
3.150%, 06/30/2022	1,688,000	1,717,957
Toyota Motor Credit Corp.
0.786%, (3 Month LIBOR + 0.400%) 05/17/2022 (b)	500,000	499,500
		2,217,457
Banks - 19.6%
Bank of America Corp.
2.555% (3 Month LIBOR + 1.420%) 04/19/2021 (b)	1,000,000	1,010,582
2.289% (3 Month LIBOR + 1.180%) 10/21/2022 (b)	100,000	100,876
Bank of Nova Scotia
0.958% (3 Month LIBOR + 0.640%) 03/07/2022 (b)	150,000	150,913
Barclays PLC
2.558% (3 Month LIBOR + 2.110%) 08/10/2021 (b)	450,000	457,013
2.936% (3 Month LIBOR + 1.625%) 01/10/2023 (b)	1,300,000	1,303,704
Citizens Financial Group, Inc.
4.150%, 09/28/2022 (a)	1,517,000	1,599,085
Commonwealth Bank of Australia
0.988% (3 Month LIBOR + 0.680%) 09/18/2022 (a)(b)	2,539,000	2,558,930
Credit Suisse AG/New York NY
0.508% (3 Month LIBOR + 0.450%) 02/04/2022 (b)	350,000	348,514
First Niagara Financial Group, Inc.
7.250%, 12/15/2021	1,050,000	1,142,943
Fulton Financial Corp.
3.600%, 03/16/2022	600,000	613,294
HSBC Holdings PLC
2.873% (3 Month LIBOR + 1.500%) 01/05/2022 (b)	2,700,000	2,739,215
Huntington Bancshares, Inc.
4.350%, 02/04/2023	766,000	823,841
JPMorgan Chase & Co.
2.219% (3 Month LIBOR + 1.000%) 01/15/2023 (b)	1,000,000	1,005,903
PNC Bank NA
1.491% (3 Month LIBOR + 0.500%) 07/27/2022 (b)	1,535,000	1,541,410
Regions Financial Corp.
3.200%, 02/08/2021	328,000	331,949
Royal Bank of Canada
1.495% (3 Month LIBOR + 0.360%) 01/17/2023 (b)	1,000,000	996,326
Swedbank AB
1.013% (3 Month LIBOR + 0.700%) 03/14/2022 (a)(b)	200,000	200,647
Wells Fargo & Co.
2.130% (3 Month LIBOR + 1.110%) 01/24/2023 (b)	878,000	882,919
Westpac Banking Corp.
1.881% (3 Month LIBOR + 0.570%) 01/11/2023 (b)	1,500,000	1,506,723
		19,314,787
Beverages - 1.2%
Constellation Brands, Inc.
1.092% (3 Month LIBOR + 0.700%) 11/15/2021 (b)	1,175,000	1,175,180
Biotechnology - 2.5%
AbbVie, Inc.
1.024% (3 Month LIBOR + 0.650%) 11/21/2022 (a)(b)	2,000,000	2,006,705
GlaxoSmithKline Capital Plc
3.125%, 05/14/2021	495,000	507,159
		2,513,864
Business Support Services - 2.7%
Glencore Finance Canada Ltd.
4.950%, 11/15/2021 (a)	1,200,000	1,253,000
4.250%, 10/25/2022 (a)	1,000,000	1,057,618
Pentair Finance Sarl
3.625%, 09/15/2020	350,000	350,168
		2,660,786
Capital Markets - 5.2%
Bank of New York Mellon Corp.
1.256% (3 Month LIBOR + 0.870%) 08/17/2020 (b)	175,000	175,168
2.450%, 11/27/2020	1,265,000	1,273,697
Charles Schwab Corp.
0.694% (3 Month LIBOR + 0.630%) 05/21/2021 (b)	1,300,000	1,301,605
E*TRADE Financial Corp.
2.950%, 08/24/2022	296,000	308,448
Morgan Stanley
0.751% (3 Month LIBOR + 0.700%) 01/20/2023 (b)	907,000	904,942
State Street Corp.
1.286% (3 Month LIBOR + 0.900%) 08/18/2020 (b)	1,200,000	1,201,578
		5,165,438
Chemicals - 4.7%
Albemarle Corp.
1.442% (3 Month LIBOR + 1.050%) 11/15/2022 (a)(b)	3,085,000	2,965,772
SHERWIN WILLIAMS Co.
2.750%, 06/01/2022	406,000	419,518
Westlake Chemical Corp.
3.600%, 07/15/2022	1,150,000	1,190,763
		4,576,053
Consumer Finance - 1.3%
American Express Credit Corp.
1.363%, (3 Month LIBOR + 1.050%) 09/14/2020 (b)	350,000	350,413
Capital One Financial Corp.
1.480% (3 Month LIBOR + 0.720%) 01/30/2023 (b)	975,000	957,948
		1,308,361
Converted Paper Product Manufacturing - 0.5%
Georgia-Pacific LLC
5.400%, 11/01/2020 (a)	470,000	477,503
Depository Credit Intermediation - 9.8%
BBVA USA
1.045% (3 Month LIBOR + 0.730%) 06/11/2021 (b)	500,000	496,210
Citibank NA
3.165%, 02/19/2022 (d)	250,000	254,045
0.977% (3 Month LIBOR + 0.600%) 05/20/2022 (b)	821,000	822,586
Cooperatieve Rabobank UA/NY
1.791% (3 Month LIBOR + 0.480%) 01/10/2023 (b)	895,000	895,430
Fifth Third Bank NA
1.327% (3 Month LIBOR + 0.640%) 02/01/2022 (b)	1,690,000	1,697,722
Manufacturers & Traders Trust Co.
1.399% (1 Month LIBOR + 1.215%) 12/28/2020 (d)	100,000	100,030
1.261% (3 Month LIBOR + 0.270%) 01/25/2021 (b)	1,106,000	1,107,655
0.990% (1 Month LIBOR + 0.640%) 12/01/2021 (d)	953,000	951,277
Huntington National Bank
1.091% (3 Month LIBOR + 0.550%) 02/05/2021 (b)	500,000	501,442
Truist Bank
1.146% (3 Month LIBOR + 0.590%) 08/02/2022 (b)	1,655,000	1,660,792
US Bank NA
0.800% (3 Month LIBOR + 0.440%) 05/23/2022 (b)	500,000	502,197
Wells Fargo Bank NA
2.082%, 09/09/2022 (d)	200,000	203,274
0.973% (3 Month LIBOR + 0.660%) 09/09/2022 (b)	500,000	501,589
		9,694,249
Diversed Financial Services - 2.3%
Caterpillar Financial Services Corp.
0.610% (3 Month LIBOR + 0.250%) 08/26/2020 (b)	1,200,000	1,200,568
Century Housing Corp.
3.824%, 11/01/2020	1,000,000	1,010,144
		2,210,712
Diversified Financial Services - 1.5%
National Rural Utilities Cooperative Finance Corp.
0.683% (3 Month LIBOR + 0.370%) 06/30/2021 (b)	1,434,000	1,436,194
Electric Power Generation, Transmission and Distribution - 1.2%
Consolidated Edison Co of New York, Inc.
0.697% (3 Month LIBOR + 0.400%) 06/25/2021 (b)	1,200,000	1,202,561
Electric Utilities - 1.6%
Evergy, Inc.
4.850%, 06/01/2021	743,000	763,520
Public Service Co of Oklahoma
4.400%, 02/01/2021	325,000	332,425
Wisconsin Power and Light Co.
2.250%, 11/15/2022	442,000	453,063
		1,549,008
Electronic Equipment, Instruments & Components - 2.6%
Arrow Electronics, Inc.
3.500%, 04/01/2022	2,500,000	2,568,047
Finance - 1.7%
Avolon Holdings Funding Ltd.
3.625%, 05/01/2022 (a)	1,750,000	1,650,340
Financials - 1.1%
Discover Bank
3.350%, 02/06/2023	1,000,000	1,055,642
Food Products - 1.8%
Campbell Soup Co.
0.943% (3 Month LIBOR + 0.630%) 03/15/2021 (b)	1,715,000	1,716,881
Grain and Oilseed Milling - 0.8%
Bunge Ltd Finance Corp.
3.000%, 09/25/2022	706,000	736,359
Health Care Providers & Services - 1.7%
Cigna Corp.
0.949% (3 Month LIBOR + 0.650%) 09/17/2021 (b)	1,650,000	1,650,080
Industrials - 0.7%
Perrigo Finance Unlimited Co.
3.500%, 03/15/2021	500,000	500,565
3.500%, 12/15/2021	200,000	199,544
		700,109
Insurance - 8.0%
AIG Global Funding
0.757% (3 Month LIBOR + 0.460%) 06/25/2021 (a)(b)	271,000	271,489
Allstate Corp.
0.936% (3 Month LIBOR + 0.630%) 03/29/2023 (b)	1,215,000	1,212,410
Jackson National Life Global Funding
1.787% (3 Month LIBOR + 0.600%) 01/06/2023 (a)(b)	2,000,000	1,974,192
Metropolitan Life Global Funding I
1.695% (3 Month LIBOR + 0.570%) 01/13/2023 (a)(b)	2,000,000	1,987,213
Progressive Corp.
3.750%, 08/23/2021	1,000,000	1,039,550
Protective Life Global Funding
1.681% (3 Month LIBOR + 0.370%) 07/13/2020 (a)(b)	550,000	550,190
W R Berkley Corp.
4.625%, 03/15/2022	723,000	762,198
		7,797,242
Insurance and Employee Benefit Funds - 0.2%
Athene Global Funding
2.667% (3 Month LIBOR + 1.230%) 07/01/2022 (a)(b)	200,000	198,236
Insurance Carriers - 1.1%
Nationwide Financial Services, Inc.
5.375%, 03/25/2021 (a)	1,000,000	1,028,530
Media - 1.1%
Comcast Corp.
1.763% (3 Month LIBOR + 0.330%) 10/01/2020 (b)	1,100,000	1,100,897
Motor Vehicle Manufacturing - 2.4%
Daimler Finance North America LLC
1.238% (3 Month LIBOR + 0.880%) 02/22/2022 (a)(b)	2,422,000	2,397,659
Multi-Utilities - 0.9%
Ameren Corp.
2.700%, 11/15/2020	500,000	503,089
CenterPoint Energy Houston Electric LLC
1.850%, 06/01/2021	350,000	354,553
		857,642
Other Financial Investment Activities - 0.2%
Reckitt Benckiser Treasury Services PLC
0.857% (3 Month LIBOR + 0.560%) 06/24/2022 (a)(b)	200,000	199,745
Professional Services - 1.9%
Equifax, Inc.
1.262% (3 Month LIBOR + 0.870%) 08/15/2021 (b)	1,797,000	1,794,777
Semiconductors & Semiconductor Equipment - 0.3%
Xilinx, Inc.
3.000%, 03/15/2021	253,000	257,122
Technology Hardware, Storage & Peripherals - 0.8%
Hewlett Packard Enterprise Co.
0.998% (3 Month LIBOR + 0.680%) 03/12/2021 (b)	760,000	759,631
Trading Companies & Distributors - 0.9%
GATX Corp.
1.261% (3 Month LIBOR + 0.720%) 11/05/2021 (b)	900,000	887,944
TOTAL CORPORATE BONDS (Cost $90,759,265)		90,875,398

MUNICIPAL DEBT OBLIGATIONS - 1.3%
California Housing Finance
4.950%, 08/01/2020	1,000,000	1,003,370
City of Moline IL
2.080%, 12/01/2021	135,000	135,336
2.130%, 12/01/2022	100,000	100,532
TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost $1,236,048)		1,239,238

SHORT-TERM INVESTMENTS - 0.2%
Money Market Funds - 0.2%
First American Government Obligations Fund - Class X, 0.09% (c)	175,205	175,205
TOTAL SHORT-TERM INVESTMENTS (Cost $175,205)		175,205

Total Investments (Cost $97,198,705) - 99.3%		97,199,579
Other Assets in Excess of Liabilities - 0.7%		674,239
TOTAL NET ASSETS - 100.0%		$97,873,818

Percentages are stated as a percent of net assets.

(a)
Restricted security as defined in Rule 144(a) under the Securities Act of 1933. Resale to the public may require registration or may extend only to qualified institutional buyers. At June
30, 2020, the market value of these securities total $32,300,210, which represents 33.00% of total net assets.

(b)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of June 30, 2020.
(c)	The rate quoted is the annualized seven-day yield at June 30, 2020.
(d)	Variable rate security. The coupon is based on an underlying pool of assets. The rate reported is the rate in effect as of June 30, 2020.

ETF Managers Trust

The following is a summary of significant accounting policies consistently followed by ETFMG Prime Junior Silver Miners ETF (“SILJ), ETFMG Prime Cyber Security ETF (“HACK”), ETFMG Prime Mobile Payments ETF (“IPAY”), ETFMG Sit Ultra Short ETF (“VALT”), ETFMG Travel Tech ETF (“AWAY”), ETFMG Treatments, Testing and Advancements ETF (“GERM”), Wedbush ETFMG Video Game Tech ETF (“GAMR”), Wedbush ETFMG Global Cloud Technology ETF (“IVES”), BlueStar Israel Technology ETF (“ITEQ”), Etho Climate Leadership U.S. ETF (“ETHO”) and AI Powered Equity ETF (“AIEQ”) (each a “Fund,” or collectively the “Funds”).

Security Valuation. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Funds’ Board. The use of fair value pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of June 30, 2020, SILJ, HACK, IPAY, VALT, AWAY, GERM, GAMR, IVES, ITEQ, and ETHO did not hold any fair valued securities. As of June 30, 2020, AIEQ held one fair valued security.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2020:

VALT
Assets^	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$-	$4,909,738	$-	$4,909,738
Corporate Obligations	-	90,875,398	-	90,875,398
Municipal Debt Obligations	-	1,239,238	-	1,239,238
Short Term Investments	175,205	-	-	175,205
Total Investments in Securities	$175,205	$97,024,374	$-	$97,199,579

(1) Includes a security valued at $0.
^ See Schedule of Investments for classifications by country and industry
* Certain investments that are measured at fair value used the net asset value per share (or its equivalent) practical expediant have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedules of Investments.